Inventories (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Stock Keeping Units [Member]
Inventories (Details) [Line Items]
Finished good inventories amount	SFr 0.9	SFr 2.0